Schedule of Investments (unaudited)
October 31, 2024
iShares® Cybersecurity and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communications Equipment — 10.5%
Accton Technology Corp.	2,093,000	$35,170,101
Calix Inc.(a)(b)	623,057	22,043,757
Juniper Networks Inc.	973,165	37,856,118
		95,069,976
IT Services — 10.2%
Akamai Technologies Inc.(a)	387,934	39,212,368
Change Holdings Inc.(b)	396,000	3,113,114
Netcompany Group A/S(a)(b)(c)	467,277	22,302,813
Okta Inc.(a)	395,737	28,449,533
		93,077,828
Professional Services — 15.4%
Booz Allen Hamilton Holding Corp., Class A	227,993	41,417,208
CACI International Inc., Class A(a)	82,860	45,785,122
My EG Services Bhd	49,922,800	9,413,281
Science Applications International Corp.	299,010	43,144,153
		139,759,764
Software — 63.8%
A10 Networks Inc.	768,309	11,255,727
Ahnlab Inc.	62,204	2,669,942
Alarm.com Holdings Inc.(a)	507,752	27,078,414
BlackBerry Ltd.(a)(b)	6,192,571	14,009,839
Check Point Software Technologies Ltd.(a)(b)	221,180	38,310,588
Clear Secure Inc., Class A	826,600	30,402,348
Crowdstrike Holdings Inc., Class A(a)(b)	99,090	29,416,848
CyberArk Software Ltd.(a)	144,164	39,864,229
Digital Arts Inc.	114,800	3,907,195
Fortinet Inc.(a)	579,303	45,567,974
MIA Teknoloji A/S, NVS(a)	2,789,293	3,428,718
OneSpan Inc.(a)	378,304	6,310,111
Palo Alto Networks Inc.(a)(b)	114,592	41,290,935
Qualys Inc.(a)	254,338	30,327,263
Radware Ltd.(a)	338,227	7,613,490
Rapid7 Inc.(a)	647,332	26,165,159
Security	Shares	Value
Software (continued)
SentinelOne Inc., Class A(a)(b)	2,013,731	$51,934,123
TeamViewer SE(a)(c)	1,467,437	21,140,326
Tenable Holdings Inc.(a)	855,270	33,877,245
Trend Micro Inc./Japan	764,000	39,974,298
Varonis Systems Inc., Class B(a)(b)	816,709	41,137,632
Zscaler Inc.(a)	191,145	34,557,105
		580,239,509
Total Long-Term Investments — 99.9% (Cost: $780,720,573)		908,147,077
Short-Term Securities
Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	63,503,856	63,548,308
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	860,000	860,000
Total Short-Term Securities — 7.1% (Cost: $64,405,076)		64,408,308
Total Investments — 107.0% (Cost: $845,125,649)		972,555,385
Liabilities in Excess of Other Assets — (7.0)%		(63,460,291)
Net Assets — 100.0%		$909,095,094

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$97,858,871	$—	$(34,364,930)(a)	$53,107	$1,260	$63,548,308	63,503,856	$42,405 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,640,000	—	(780,000)(a)	—	—	860,000	860,000	19,642	—
				$53,107	$1,260	$64,408,308		$62,047	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Cybersecurity and Tech ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	3	12/20/24	$677	$2,502
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$770,456,007	$137,691,070	$—	$908,147,077
Short-Term Securities
Money Market Funds	64,408,308	—	—	64,408,308
	$834,864,315	$137,691,070	$—	$972,555,385
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,502	$—	$—	$2,502

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares